Acquisitions and Business Combinations - Narrative (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2021 ZAR (R) $ / oz oz	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2021 USD ($) $ / oz	Oct. 01, 2020 ZAR (R)	Sep. 30, 2020 ZAR (R)	Sep. 30, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Acquisition related costs	R 124	R 45	R 0
Corporate business development	R 221	19	R 19
Mponeng operations and related assets
Disclosure of detailed information about business combination [line items]
Cash consideration paid				$ 200		R 3,366	$ 200
Contingent consideration payable | $ / oz	260			260
Ounces Gold Production | oz	250,000
Contingent Consideration Payable, Period of Payment	6 years
Contingent Consideration Payable on Ounces From Levels Below Current Infrastructure | $ / oz	20			20
Post-tax real discount rate	10.30%			10.30%	10.60%
Contingent consideration for below infrastructure production	R 0				R 0
Cash and cash equivalents recognised as of acquisition date						(3)
Cash Consideration Paid						R 3,363
Acquisition related costs	124
Corporate business development	R 205	R 4